Acquisitions (Details) (Wentai Education Group [Member], CNY)	12 Months Ended
Jun. 30, 2011
Cash consideration - deposit	4,200,000
Cash consideration paid	120,800,000
Cash consideration - other payables	1,000,000
Fair value of total consideration transferred	126,000,000
Identifiable intangible assets - Patents, trademarks and licenses	17,170,000
Cash and cash equivalents	110,619,000
Other receivables	6,003,000
Other current assets	4,276,000
Property, plant and equipment, net	28,965,000
Deferred revenue - current	(12,802,000)
Other current liabilities	(12,121,000)
Long-term bank borrowings	(1,500,000)
Deferred tax liabilities	(1,812,000)
Total identifiable net assets	138,798,000
Non-controlling interests	(41,639,000)
Goodwill	28,841,000
Total identifiable net assets	126,000,000
Net cash outflow arising on acquisition for year Ended June 30, 2011
Cash consideration paid	120,800,000
Cash and cash equivalent acquired	(110,619,000)
Amount paid for acquisition	10,181,000
Maximum [Member]
Identifiable intangible assets- Patents, trademarks and licenses (Amortization period)	10 years
Minimum [Member]
Identifiable intangible assets- Patents, trademarks and licenses (Amortization period)	1 year